BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Key Managers (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
Social security contributions	$ 2,775	$ 1,184	$ 1,454
Amount payable under compensation for Key Managers	1,295
Estimated compensation	435	$ 418	$ 86
Amount remained unpaid for Board of Directors' members	$ 28